Total Debt	6 Months Ended
Jun. 30, 2013
Total Debt
Total Debt
10.       Total Debt:

The amounts comprising total debt are presented in the accompanying condensed consolidated balance sheet as follows:
Loan Facility	December 31, 2012	June 30, 2013
Short-term borrowings:
Revolving credit facility dated 12/20/2012	50,000	10,000
Revolving overdraft facility 6/29/2012	7,993	7,993
Trade credit facility 7/1/2012	92,126	147,051
Revolving credit facility 11/16/2012	66,000	64,000
Revolving credit facility 9/1/2012	47,528	33,000
Revolving credit facility 5/10/2012	58,105	113,503
Total short-term borrowings	321,752	375,547
Long-term debt:
Secured syndicated term loan 8/30/2005	24,940	23,740
Secured term loan facility under senior secured credit facility 12/19/2006	19,820	18,420
Secured term loan 10/25/2006	20,985	19,763
Secured term loan 10/27/2006	13,600	12,988
Secured syndicated term loan 10/30/2006	52,802	51,088
Secured term loan 9/12/2008	33,949	31,812
Secured syndicated term loan 4/24/2008	30,734	28,537
Secured syndicated term loan 7/8/2008	6,326	4,853
Secured term loan 4/1/2010	2,175	1,978
Secured term loan 4/1/2010	1,322	781
Roll over agreement 4/1/2010	6,631	6,281
Overdraft facility under senior secured credit facility 3/3/2011	118,250	75,000
Revolving credit facility dated 12/20/2012	-	40,000
Total	331,534	315,241
Less: Current portion of long-term debt	(144,042)	(24,029)
Long-term debt, net of current portion	187,492	291,212

The above dates show the later of the date of the facility, the date of the most recent renewal or the date the loan was assumed by the Company.
Short-term obligations amounting to $115,000 have been reclassified as long term in accordance with ASC 470-10-45 — “Short-Term Obligations Expected to Be  Refinanced” as Company's management has the intent to refinance these obligations on a long-term basis and such intent is supported by the financing agreement that the Company has entered on September 19, 2013 discussed in Note 22.
As at June 30, 2013, the Company was in compliance with all of its covenants contained in its credit facilities.

The annual principal payments of long-term debt required to be made after June 30, 2013 is as follows:
Amount
July 1 to December 31, 2013	14,571
2014	18,656
2015	133,355
2016	18,255
2017	22,995
2018 and thereafter	107,409
315,241